Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	June 30, 2023	June 30, 2022
	$’000	$’000
Cash and cash equivalents	29,421	70,753